Employee benefit plans - Benefit Payments and Expected to be Paid (Details) $ in Millions	Dec. 31, 2022 USD ($)
Pension Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
2023	$ 267
2024	269
2025	267
2026	267
2027	265
2028-2032	1,290
Total pension and healthcare benefits	2,625
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
2023	42
2024	42
2025	44
2026	45
2027	48
2028-2032	276
Total pension and healthcare benefits	497
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
2023	9
2024	9
2025	9
2026	8
2027	8
2028-2032	35
Total pension and healthcare benefits	78
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
2023	0
2024	0
2025	0
2026	0
2027	0
2028-2032	1
Total pension and healthcare benefits	$ 1